April 25, 2012

Cook & Bynum Funds Trust

The Cook & Bynum Fund

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
Dated January 30, 2012

Please note the following information with regard to The Cook & Bynum Fund (the “Fund”):

Effective April 30, 2012, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, will replace ALPS Fund Services, Inc. as the administrator and accountant to the Fund.  Accordingly, all references to ALPS Fund Services, Inc. should be replaced with USBFS.

Effective May 7, 2012, U.S. Bank N.A., 777 East Wisconsin Ave., Milwaukee, WI 53202, will replace Fifth Third Bank as the Fund’s custodian.  Accordingly, all references to Fifth Third Bank as custodian should be replaced with U.S. Bank N.A.

Effective July 23, 2012, BHIL Distributors, Inc. (“BHIL”), 4041 N. High Street, Suite 402, Columbus, OH 43214, will replace ALPS Distributors, Inc. as the Fund’s distributor.  Accordingly, all references to ALPS Distributors, Inc. as distributor should be replaced with BHIL.

Effective July 23, 2012, USBFS will replace ALPS Fund Services, Inc. as the Fund’s transfer agent.  Accordingly, all references to ALPS Fund Services, Inc. as transfer agent should be replaced with USBFS.

As a result of the change in service providers, certain information affecting you and the Fund will change.  Please note the following:

Effective July 23, 2012, all Fund purchase orders (either by check, wire or Automated Clearing House), redemption requests, correspondence and any changes to shareholder accounts must be directed to the following addresses:

Mail Instructions:

Regular Mail:	The Cook & Bynum Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Mail:	The Cook & Bynum Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Wire Instructions:

U.S. Bank N.A.
777 East Wisconsin Ave.
Milwaukee, WI 53202
ABA 075000022
Credit: U.S. Bancorp Fund Services
Account #: 112-952-137
Further Credit: Cook & Bynum Fund
Shareholder Name: [   ]
Shareholder Account #: [   ]

 Please retain this Supplement for future reference.